Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q1PH

Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 36

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), July 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Municipal Green Bond ETF ..................................... 83,000 $ 2,021,465
Total Management Investment Companies (Cost $2,255,733) .....................
2,021,465
Principal
Amount
` a a a a
Corporate Bonds 0.1%
Software 0.1%
b
Haven at Elgin LLC ,
5.25%, 7/01/53 ................................................... $ 7,890,000 7,890,000
5.25%, 12/31/53 ................................................... 3,610,000 3,610,000
11,500,000
Total Corporate Bonds (Cost $11,500,000) ......................................
11,500,000
a
Municipal Bonds 98.9%
Alabama 1.2%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,992,902
c
Black Belt Energy Gas District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 17,290,000 17,656,199
Revenue, 2022 B-1, Mandatory Put, 4%, 10/01/27 ......................... 32,950,000 33,614,489
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 11,425,073
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,735,524
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 14,000,000 11,764,526
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 3,488,459
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,533,211
Water Works Board of the City of Birmingham (The) , Revenue , 2013 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 8,000,000 8,118,270
118,328,653
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 17,208,516
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 13,785,349
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 3,087,432
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 0.5%, 6/01/31 ................ 170,000 169,332
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 2,000,000 2,064,772
36,315,401
Arizona 2.4%
Arizona Industrial Development Authority ,
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/32 ............ 205,000 212,835
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/33 ............ 220,000 227,819
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/34 ............ 230,000 221,825
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/35 ............ 235,000 225,260
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/36 ............ 220,000 209,889
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/41 ............ 720,000 666,298
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/51 ............ 550,000 477,315
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 4%, 7/01/61 ............ 6,050,000 5,054,538
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 10,000,000 9,452,787

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
$ 9,000,000 $ 9,797,340
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 15,712,345
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 16,055,844
City of Mesa , Utility System , Revenue , 2012 , Refunding , 4% , 7/01/36 ............
19,000,000 19,030,514
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 25,197,838
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 5,000,000 5,396,657
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 14,478,616
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 7,361,208
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 6,195,566
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 12,273,528
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 10,000,327
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 15,500,000 15,685,072
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 F, 4%, 1/01/45 ............... 25,000,000 25,097,218
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 10,080,116
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 5,000,000 5,442,964
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 18,126,350
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 4,166,632
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,400,562
247,247,263
Arkansas 0.3%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,189,084
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,161,183
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 5,209,387
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
5,935,000 6,019,792
University of Arkansas ,
University of Arkansas Fayetteville Campus Foundation, Inc., Revenue, 2017, 5%,
11/01/47 ....................................................... 6,500,000 7,105,455
University of Arkansas Fayetteville Campus Foundation, Inc., Revenue, 2019 A,
Refunding, 5%, 11/01/49 ........................................... 3,000,000 3,289,162
25,974,063
California 6.5%
d
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,632,751
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,260,000 10,127,065
c
California Community Choice Financing Authority , Revenue , 2022 A-1 , Mandatory Put ,
4% , 8/01/28 ...................................................... 15,000,000 15,606,345
d
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 20,600,000 19,095,084
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 17,850,000 16,693,850
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 10,000,000 7,058,412

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... $ 3,000,000 $ 3,509,596
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 28,468,415
d
CMFA Special Finance Agency ,
Revenue, Senior Lien, 144A, 2022 A-1, 4%, 8/01/58 ........................ 26,500,000 22,723,098
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 5,300,000 4,910,295
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 21,109,996
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 3,873,721
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 10,486,459
GO, C, AGMC Insured, Zero Cpn ., 8/01/39 ............................... 7,500,000 3,767,254
d
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 8,465,346
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 9,497,895
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 12,041,480
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 13,700,000 12,112,219
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 7,533,564
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,105,000 2,773,396
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,855,000 6,241,431
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 13,473,426
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 10,407,230
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 10,000,000 7,975,258
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 21,862,569
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 20,866,275
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 21,262,620
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/30 .............. 15,475,000 16,959,478
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 20,000,000 22,138,474
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 20,558,390
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 15,830,908
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/31 ............................ 2,055,000 1,599,027
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/32 ............................ 7,830,000 5,859,331
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/33 ............................ 7,660,000 5,494,185
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,170,535
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,168,216
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,457,356
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,137,639
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn ., 8/01/36 ......
20,000,000 11,526,824
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 13,000,000 14,009,061
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 26,805,000 28,862,386
San Joaquin Hills Transportation Corridor Agency , Revenue, Senior Lien , 1993 , ETM,
Zero Cpn ., 1/01/23 ................................................. 7,000,000 6,952,482
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,875,112
San Mateo Foster City School District , GO , A , Zero Cpn ., 8/01/42 ...............
50,000,000 50,832,150
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn ., 9/01/33 ....................................... 6,065,000 5,620,292
GO, 2011 A, Zero Cpn ., 9/01/41 ....................................... 20,000,000 19,996,234
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/35 ........................... 10,000,000 6,355,886

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Santa Ana Unified School District, (continued)
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/36 ........................... $ 18,865,000 $ 11,450,640
GO, 2009 B, AGMC Insured, Zero Cpn ., 8/01/37 ........................... 10,000,000 5,779,909
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 9,573,482
State of California ,
GO, 5.9%, 4/01/23 ................................................. 300,000 302,255
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,041
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/29 .................... 10,000,000 8,271,210
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/30 .................... 20,845,000 16,612,508
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/31 .................... 20,000,000 15,315,846
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/32 .................... 10,730,000 7,872,847
667,177,754
Colorado 2.8%
City & County of Denver ,
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 3,983,293
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 16,997,040
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. 12,000,000 13,133,531
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 11,923,866
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 10,776,264
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 28,383,077
Dedicated Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ..................... 39,690,000 43,097,232
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn ., 8/01/35 ................ 2,000,000 1,253,529
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn ., 8/01/36 ................ 2,500,000 1,495,027
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn ., 8/01/37 ................ 2,455,000 1,400,904
Dedicated Excise Tax, Revenue, 2018 A-2, Zero Cpn ., 8/01/38 ................ 2,000,000 1,090,725
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 32,509,480
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 12,983,038
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/15/43 ...... 10,000,000 10,146,097
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/41 ... 5,000,000 5,230,976
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 10,200,000 10,632,531
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/44 6,000,000 5,897,742
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 17,700,000 18,828,170
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 7,000,000 6,798,315
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 4,527,620
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 949,044
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 2,778,796
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 B, Refunding, 4%, 1/01/40 ..................................... 10,000,000 10,204,931
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,272,072
d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,690,540
Park Creek Metropolitan District , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 ......
2,875,000 3,169,146
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 25,627,944
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/39 ............................................. 1,000,000 1,014,039
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 428,605
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 1,005,838
291,229,412

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut 0.3%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... $ 2,250,000 $ 2,252,626
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,200,000 2,212,776
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 7,500,000 7,373,877
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 5,000,000 4,994,882
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 6,000,000 6,208,036
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,650,000 1,693,672
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,258,187
26,994,056
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,102,536
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,449,319
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,064,654
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 1,600,000 1,515,090
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 2,967,037
8,098,636
Florida 10.2%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 2,387,408
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,609,499
Brevard County Health Facilities Authority ,
Health First, Inc. Obligated Group, Revenue, 2014, Refunding, 5%, 4/01/39 ...... 5,000,000 5,248,491
Health First, Inc. Obligated Group, Revenue, 2022 A, Refunding, 5%, 4/01/47 ..... 10,000,000 10,950,810
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,587,445
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,155,571
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 1,000,000 1,044,906
Capital Trust Agency, Inc. ,
d
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 22,800,000 20,655,888
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 514,079
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 325,763
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 373,116
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 460,149
d
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,469,641
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,063,837
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 5,892,636
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 17,301,621
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 22,000,000 24,011,724
Revenue, Senior Lien, 2021 D, 5%, 7/01/32 .............................. 1,100,000 1,295,799
Centre Lake Community Development District ,
Special Assessment, 2021, 3%, 5/01/42 ................................. 1,000,000 783,290
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,275,000 1,121,327
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... 1,105,000 1,170,576
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 9,607,824

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
$ 10,000,000 $ 10,971,835
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 11,468,874
City of Deltona , Utility System , Revenue , 2013 , Pre-Refunded , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,200,888
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 7,090,267
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 7,913,613
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 36,640,000 40,377,665
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 4,888,572
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 5%, 11/01/50 .. 15,000,000 15,710,636
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 12,621,773
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn ., 10/01/26 ...... 1,500,000 1,376,332
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/22 . 1,785,000 1,780,104
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/26 . 4,500,000 4,088,383
City of Miami Beach ,
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 11,867,379
Stormwater , Revenue, 2015, 5%, 9/01/41 ................................ 10,000,000 10,813,320
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,052,151
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 4,730,000 4,426,537
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 10,150,000 9,203,850
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 4,999,575
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 21,500,000 22,864,237
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 15,213,617
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,309,761
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 6,150,000 6,129,776
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/35 ............ 755,000 462,011
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/36 ............ 800,000 466,189
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/37 ............ 800,000 442,931
Water & Wastewater System, Revenue, 2020 A, 5%, 10/01/54 ................ 5,000,000 5,631,164
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
Pre-Refunded , 5.625% , 11/01/28 ...................................... 2,860,000 3,000,238
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 14,627,805
County of Hillsborough ,
Wastewater Impact Fee, Revenue, 2021, 5%, 5/01/31 ...................... 1,640,000 1,969,114
Wastewater Impact Fee, Revenue, 2021, 4%, 5/01/37 ...................... 650,000 680,165
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 7,473,382
County of Miami-Dade ,
GO, 2016 A, 4%, 7/01/39 ............................................ 1,000,000 1,025,057
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 10,000,000 10,469,399
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... 5,000,000 5,271,189
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 22,500,000 23,731,970
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 4,972,356
Seaport Department, Revenue, 2013 A, Pre-Refunded, 6%, 10/01/38 ........... 10,000,000 10,505,792
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 7,566,570

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade, (continued)
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. $ 10,000,000 $ 11,054,419
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 5,012,981
Transit System, Revenue, 2020 A, 4%, 7/01/48 ........................... 5,000,000 5,013,802
Water & Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 20,119,358
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 5,476,757
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 27,500,000 27,574,836
Water & Sewer System, Revenue, 2021, 4%, 10/01/38 ...................... 3,000,000 3,098,094
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,711,971
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 8,778,254
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/34 ........................................................ 2,650,000 2,879,821
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/36 ........................................................ 3,900,000 4,219,938
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/37 ........................................................ 6,015,000 6,492,685
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 19,465,000 18,611,109
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 18,985,000 18,023,446
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 311,530
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 535,864
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/33 .................................................... 1,350,000 1,441,711
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 5,350,000 5,548,173
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 7,000,000 7,085,476
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,480,000 1,286,300
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/22 .................... 3,090,000 3,081,071
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/23 .................... 3,060,000 2,988,758
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/24 .................... 2,560,000 2,441,445
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
15,000,000 14,903,362
Halifax Hospital Medical Center ,
Halifax Hospital Medical Center Obligated Group, Revenue, 2015, Pre-Refunded,
5%, 6/01/46 .................................................... 4,250,000 4,621,856
Halifax Hospital Medical Center Obligated Group, Revenue, 2016, Refunding, 5%,
6/01/36 ........................................................ 2,500,000 2,640,243
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,571,138
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,854,561
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 5,161,241
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 21,515,996
Revenue, 2018 E, 5%, 10/01/43 ....................................... 5,000,000 5,410,024
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 6,140,804
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,806,902
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 5,195,853
Revenue, 2020 A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 9,297,173
Revenue, 2020 A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 9,565,210

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 10/01/40 .........
$ 1,000,000 $ 1,021,887
Lee County Industrial Development Authority ,
Shell Point Obligated Group, Revenue, 2019, 5%, 11/15/44 .................. 5,000,000 5,248,218
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/30 ......... 460,000 466,584
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/31 ......... 560,000 565,670
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/32 ......... 375,000 377,413
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019 A-1 , Refunding , 5% , 4/01/44 ..................................... 4,220,000 4,508,131
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 27,000,000 22,936,500
Miami Beach Redevelopment Agency ,
Tax Allocation, 2015 A, Refunding, AGMC Insured, 5%, 2/01/40 ............... 5,000,000 5,205,314
Tax Allocation, 2015 A 2015 B, Refunding, AGMC Insured, 5%, 2/01/44 ......... 12,000,000 12,480,119
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,023,372
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,388,532
Revenue, A, 5%, 7/01/40 ............................................ 49,035,000 49,297,401
Miami-Dade County Health Facilities Authority ,
Variety Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%, 8/01/42 3,000,000 3,189,057
Variety Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%, 8/01/47 3,500,000 3,432,798
Mid-Bay Bridge Authority ,
Revenue, 2015 A, Refunding, 5%, 10/01/40 .............................. 5,000,000 5,172,315
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 1,415,000 1,427,620
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 2,345,000 2,363,155
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,485,118
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 4,046,097
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 7,688,714
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 6,334,667
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 10,000,000 10,589,094
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,281,378
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 14,787,859
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 3,596,236
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 7,570,000 7,174,858
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 486,201
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 1,000,000 1,079,499
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 5,004,744
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,200,000 1,035,441
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 841,870
Reunion West Community Development District , Special Assessment , 2022 ,
Refunding , 3% , 5/01/36 ............................................. 1,250,000 1,053,350
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/36 ...................................................... 750,000 627,174
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,379,580

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sarasota County Health Facilities Authority, (continued)
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ $ 1,600,000 $ 1,610,629
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,452,774
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 635,533
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,081,487
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,929,071
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 10,000,000 9,862,744
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 22,072,384
South Fork East Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/26 ........................ 100,000 97,829
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 250,000 224,600
Special Assessment, 2021, Refunding, 3%, 5/01/38 ........................ 600,000 492,482
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 7,320,091
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 32,500,000 33,713,209
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 5,594,564
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 8,316,930
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 10,346,188
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
2,105,000 2,287,120
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
15,000,000 16,095,633
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,516,834
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,132,894
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 5,562,141
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,602,391
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 3,709,309
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,234,815
1,046,655,657
Georgia 4.0%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,165,566
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,580,377
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,295,899
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,330,008
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,408,395
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 15,049,481
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 16,032,221
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 31,314,943
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,172,651
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/41 .............. 4,845,000 5,375,536

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... $ 10,835,000 $ 11,444,253
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 50,577
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,793,612
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 11,623,812
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 20,000,000 19,774,950
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,290,392
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 18,500,000 17,968,040
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 2,428,113
d
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 32,389,160
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014 A , Refunding , 5% , 7/01/39 ............................... 11,420,000 11,831,516
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,108,400
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. 13,040,000 13,690,674
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,303,504
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,612,883
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 12,674,401
Revenue, 2021 C, 4%, 12/01/28 ....................................... 4,500,000 4,618,538
c
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 16,500,000 16,843,657
c
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 14,500,000 14,694,470
c,e
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 10,000,000 10,717,844
c,d
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 49,155,000 48,766,636
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 4,850,366
Revenue, 2019 B, 5%, 1/01/59 ........................................ 6,000,000 6,223,996
Revenue, 2022 A, 5.5%, 7/01/63 ...................................... 2,500,000 2,683,981
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 10,000,000 10,276,039
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 4,000,000 4,143,601
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 15,000,000 14,856,609
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 10,485,137
412,870,238
Hawaii 1.0%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 27,332,017
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 16,185,374
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 16,578,715
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 8,026,318
Airports System, Revenue, 2020 D, Refunding, 4%, 7/01/39 .................. 10,000,000 10,172,288
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 8,735,589
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 14,334,010
101,364,311

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ $ 4,200,000 $ 4,579,290
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 3,805,403
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 6,017,027
14,401,720
Illinois 5.4%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 6,825,000 7,060,943
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 18,420,000 19,270,499
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 10,862,911
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 19,266,846
Revenue, Senior Lien, 2020 A, Refunding, 4%, 1/01/35 ..................... 13,015,000 13,397,020
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,403,157
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,299,653
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,012,859
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,008,809
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,005,971
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,256,301
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,189,033
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,772,270
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,775,012
Chicago Transit Authority Sales Tax Receipts Fund ,
Revenue, Second Lien, 2020 A, Refunding, 4%, 12/01/50 .................... 9,000,000 8,814,852
Revenue, Second Lien, 2022 A, Refunding, 5%, 12/01/57 .................... 15,000,000 16,441,585
City of Chicago , Revenue , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ............
4,755,000 4,837,954
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 6,756,523
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,190,918
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/38 ...........
3,665,000 4,012,607
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 2,051,718
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 4,154,360
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 20,859,554
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 3,137,721
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 2,280,000 2,196,565
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 716,524
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 910,728
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 667,061
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 31,236,957
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 3,784,739
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,153,442
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 6,240,000 7,015,198
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn ., 12/15/40 ................ 6,000,000 2,790,476
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 485,047
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 365,000 348,355
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 36,000,000 33,902,975

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/24 .................................. $ 3,850,000 $ 3,626,223
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/26 .................................. 7,700,000 6,807,453
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,138,234
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,559,435
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,051,934
GO, 2017 A, 5%, 12/01/35 ........................................... 2,000,000 2,127,683
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,157,476
GO, 2017 C, 5%, 11/01/29 ........................................... 20,815,000 22,633,342
GO, 2017 D, 3.25%, 11/01/26 ......................................... 1,750,000 1,788,358
GO, 2017 D, 5%, 11/01/26 ........................................... 8,800,000 9,606,822
GO, 2017 D, 5%, 11/01/27 ........................................... 10,970,000 12,090,768
GO, 2017 D, 5%, 11/01/28 ........................................... 5,155,000 5,643,012
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. 14,460,000 15,566,060
GO, 2018 A, 5%, 5/01/34 ............................................ 3,010,000 3,219,335
GO, 2018 A, 5%, 5/01/35 ............................................ 6,455,000 6,889,556
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 2,010,000 2,178,843
GO, 2019 B, 4%, 11/01/34 ........................................... 6,410,000 6,430,694
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,411,267
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 3,969,079
GO, 2020, 5.5%, 5/01/30 ............................................ 14,215,000 16,371,959
GO, 2020, 5.5%, 5/01/39 ............................................ 20,030,000 22,352,763
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 8,941,560
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 3,614,949
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 9,503,793
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 4,446,797
GO, 2020 C, 4%, 10/01/41 ........................................... 3,010,000 2,888,336
GO, 2021 A, 5%, 12/01/27 ........................................... 10,000,000 11,024,902
GO, 2021 A, 5%, 3/01/33 ............................................ 5,000,000 5,513,733
GO, 2021 A, 5%, 3/01/34 ............................................ 5,730,000 6,296,731
GO, 2021 B, 4%, 12/01/34 ........................................... 5,000,000 5,015,039
GO, 2021 B, 4%, 12/01/37 ........................................... 5,000,000 4,902,089
GO, 2022 A, 5.5%, 3/01/47 ........................................... 15,000,000 16,838,928
Sales Tax, Revenue, 2021 A, 4%, 6/15/25 ............................... 5,000,000 5,206,141
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/29 ............. 6,000,000 6,630,123
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, 3.75%, 12/01/36 ......... 10,150,000 8,656,972
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, 5.75%, 12/01/36 ......... 790,000 714,577
d
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 6,583,497
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 29,397,335
Village of Bolingbrook , GO , 2013 A , Pre-Refunded , Zero Cpn ., 1/01/36 ...........
19,000,000 9,731,312
554,574,253

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 3.2%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... $ 15,000,000 $ 16,594,443
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 8,131,344
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,239,841
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 12,346,812
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 15,423,891
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 6,441,436
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 18,204,666
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 24,797,263
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 31,424,709
East End Crossing Partners LLC, Revenue, 2013 A, Pre-Refunded, 5.25%, 1/01/51 20,000,000 20,623,802
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 6,206,616
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. 3,000,000 2,537,013
e
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 4,359,958
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,456,688
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 10,832,588
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,582,706
University of Evansville, Revenue, 2022 A, Refunding, 5.25%, 9/01/57 .......... 10,000,000 10,008,776
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,035,220
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 22,912,967
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
8,525,000 8,742,716
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 25,834,872
Revenue, 2019 A, 4%, 2/01/44 ........................................ 3,000,000 3,060,501
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 46,476,466
Revenue, 2021 A, Refunding, 5%, 6/01/35 ............................... 8,185,000 9,452,283
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 6,585,495
328,313,072
Iowa 1.0%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 8,000,000 8,401,344
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 7,929,199
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 17,630,570
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 20,730,000 19,776,370
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 25,285,000 25,453,871
c
PEFA, Inc. , Revenue , 2019 , Mandatory Put , 5% , 9/01/26 ...................... 24,500,000 25,886,416
105,077,770
Kansas 0.6%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 10,121,606
University of Kansas Hospital Authority , Revenue , 2017 A , 5% , 3/01/47 ...........
16,995,000 17,870,881
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,114,716
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 10,490,306
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,344,946
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 17,603,430
64,545,885

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 1.6%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. $ 4,310,000 $ 4,596,191
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,553,683
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,348,882
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,075,633
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,133,186
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 2,641,211
c
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 1,800,864
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,004,131
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,596,759
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,150,979
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,029,365
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL, FHA
Insured , 6.1% , 1/01/24 .............................................. 55,000 55,140
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,743,885
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,747,352
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,275,895
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,370,789
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 703,457
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 312,944
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ........................ 4,000,000 4,254,954
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 10,773,065
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 5,551,073
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 8,591,361
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,320,742
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 2,027,910
c
Kentucky Public Energy Authority , Revenue , 2019 C , Mandatory Put , 4% , 2/01/28 ... 37,000,000 37,912,242
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
255,000 255,721
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,716,937
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 3,765,175
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2015 A, Refunding, 5%, 7/01/33 ..... 3,000,000 3,233,106
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/36 ..... 550,000 605,011
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/37 ..... 700,000 768,573
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,495,032
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 2,822,049
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,212,798
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 2,038,823
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,758,951
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 3,400,504
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 4,000,806

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
$ 1,910,000 $ 2,006,533
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,373,206
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,645,125
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,573,481
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 2,258,953
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,183,904
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,553,938
164,240,319
Louisiana 2.6%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 11,008,801
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 6,655,575
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
7,065,000 7,126,571
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,465,524
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 8,153,990
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 3,934,124
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 2,000,000 1,645,407
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 9,455,000 8,172,088
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,350,000 1,960,757
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 3,600,000 2,964,813
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 3,138,103
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 6,350,000 5,040,944
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 6,281,598
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 7,839,826
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 36,571,923
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 15,422,958
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 11,592,984
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 10,000,000 10,321,479
Ochsner Clinic Foundation Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/47 7,500,000 7,698,661
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 20,000,000 21,004,036
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 8,142,404
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,565,153
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 14,272,215
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 3,749,257
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 3,798,150
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 5,700,000 5,767,305
Revenue, 2021, 4%, 7/03/23 ......................................... 3,325,000 3,366,070

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ $ 4,000,000 $ 4,160,873
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 6,129,189
c
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,193,768
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 8,713,155
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 10,699,034
Terrebonne Levee & Conservation District ,
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/40 ....................... 5,065,000 5,252,683
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/41 ....................... 5,165,000 5,323,868
271,133,286
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2018 A, 5%, 7/01/43 ................ 3,000,000 3,174,623
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/39 ................ 1,075,000 1,086,172
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 17,182,416
21,443,211
Maryland 1.1%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/38 ......... 5,000,000 5,239,083
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 10,503,592
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 10,462,459
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 9,904,887
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 5,754,352
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 1,000,000 914,431
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/56 . 1,415,000 1,449,399
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 10,000,000 10,921,651
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 13,096,238
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 23,000,000 22,037,399
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 2,999,755
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 8,001,504
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,582,719
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... 3,420,000 3,518,265
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 3,653,241
112,038,975
Massachusetts 2.4%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 20,368,798
GO, 2017 B, 5%, 4/01/47 ............................................ 12,335,000 13,449,139
GO, 2018 A, 5%, 1/01/46 ............................................ 10,000,000 11,044,429
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 11,323,264
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 27,393,428
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 16,655,748
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 11,665,851
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 451,340
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,505

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... $ 5,000,000 $ 5,288,335
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/41 .. 10,135,000 10,818,550
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/47 ......... 15,000,000 15,836,211
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 15,613,790
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/33 ........................................................ 600,000 681,733
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 707,183
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 2,760,949
d
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 2,933,997
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 10,612,222
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 2,048,199
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 2,412,960
Massachusetts Port Authority ,
Revenue, 2021 E, 5%, 7/01/46 ........................................ 25,000,000 27,346,663
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 8,014,722
Massachusetts School Building Authority , Revenue , 2018 A , 4% , 2/15/43 ..........
10,750,000 10,900,234
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/39 ...................... 4,410,000 4,730,470
Revenue, Senior Lien, 2014-1, 5%, 11/01/39 ............................. 8,185,000 8,642,763
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. 3,795,000 4,065,555
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. 3,610,000 3,872,335
249,864,373
Michigan 1.4%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,026
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,028
Michigan Finance Authority ,
BHSH System Obligated Group, Revenue, 2016 A, 5%, 11/01/44 .............. 20,925,000 21,985,444
Bronson Health Care Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 25,000,000 26,156,723
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 25,920,000 27,341,792
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,017,441
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,028,702
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,516,157
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,512,791
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 1,008,965
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 3,791,546
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 3,635,000 3,770,114
Michigan State Building Authority , Revenue , 2013 1-A , Refunding , 5.25% , 10/15/44 ..
20,655,000 21,172,239
Michigan State Hospital Finance Authority , Ascension Health Credit Group , Revenue ,
2010 F-7 , Refunding , 5% , 11/15/47 .................................... 10,000,000 10,626,986
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 10,025,000 10,163,877
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 6,907,095
Pontiac School District , GO , 2020 , 4% , 5/01/45 .............................
7,940,000 8,119,293
147,139,219

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. $ 10,000,000 $ 10,539,556
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 26,307,013
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 5,048,986
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,567,155
d
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 3,000,000 2,577,518
Mississippi Home Corp. ,
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 495,557
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 762,473
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 13,151,262
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 4,951,651
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 3,464,038 2,707,948
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,381,952 4,056,744
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 6,647,010
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 30,889,341
101,162,658
Missouri 1.0%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2015 A, 4%, 1/01/45 .............. 20,005,000 20,076,706
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,090,016
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,887,077
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 7,887,727
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 30,950,000 32,777,551
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 9,000,000 9,683,544
St. Louis Municipal Finance Corp , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/49 ..................................................... 5,000,000 5,562,513
105,965,134
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . 2,650,000 2,779,725
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 10,654,925
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 6,762,775
20,197,425
Nebraska 0.7%
c
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 15,000,000 16,159,380
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... 10,000,000 10,438,250
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,983,235
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 10,750,144
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 10,725,385

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska (continued)
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... $ 7,340,000 $ 8,062,023
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 5,633,506
74,751,923
Nevada 0.3%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,903,457
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 10,159,077
Clark County School District ,
GO, 2020 A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 800,639
GO, 2020 A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 925,080
GO, 2020 A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 887,757
GO, 2020 A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,035,796
GO, 2020 A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 745,827
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 11,008,923
28,466,556
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 5,000,000 5,234,774
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,196,909
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 11,093,620
20,525,303
New Jersey 3.0%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 15,200,000 16,233,766
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 6,135,000 6,727,856
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 11,850,000 12,842,166
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,056,210
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 3,250,000 3,511,692
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 2,696,210
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 27,356,524
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 4,961,380
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 5,160,794
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,782,653
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,550,120
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 2,115,000 2,155,676
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 8,000,000 8,095,711
New Jersey Transportation Trust Fund Authority ,
Revenue, 2009 A, Zero Cpn ., 12/15/36 .................................. 500,000 283,258
Revenue, 2009 A, Zero Cpn ., 12/15/39 .................................. 71,750,000 34,584,160
Revenue, 2010 A, Zero Cpn ., 12/15/40 .................................. 4,750,000 2,161,959
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 1,013,956
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,314,416
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 15,495,994
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 12,000,000 13,189,367
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 8,200,000 8,911,461
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 848,209
Revenue, 2019 BB, 5%, 6/15/33 ....................................... 3,250,000 3,564,064

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2019 BB, 4%, 6/15/38 ....................................... $ 2,000,000 $ 2,024,735
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 5,495,583
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 26,435,000 28,426,782
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 39,000,000 38,674,514
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 17,000,000 16,895,817
New Jersey Turnpike Authority ,
Revenue, 2015 E, 5%, 1/01/45 ........................................ 11,475,000 12,026,609
Revenue, D, 5%, 1/01/28 ............................................ 15,265,000 16,896,415
311,938,057
New Mexico 0.3%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 18,005,721
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 15,884,061
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,014,571
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 993,867
35,898,220
New York 9.6%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,221,283
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,611
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,015
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 16,047,917
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,034,707
GO, 2022 D-1, 5.5%, 5/01/46 ......................................... 2,500,000 2,945,761
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 14,188,121
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 30,368,049
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 11,947,881
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,093,167
Revenue, 2015 A, 5%, 11/15/40 ....................................... 7,000,000 7,236,095
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,315,355
Revenue, 2016 B, Refunding, 5%, 11/15/28 .............................. 2,885,000 3,128,254
Revenue, 2016 C-1, 5.25%, 11/15/56 ................................... 14,765,000 15,429,463
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,258,206
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 4,820,651
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ 1,780,000 1,916,111
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/29 ....................... 2,090,000 1,673,162
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 49,097,555
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 9,704,763
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 7,368,255
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 13,708,126
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 12,150,000 12,773,430
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 26,074,640
Revenue, 2020 D, 5%, 11/15/44 ....................................... 17,000,000 18,015,272
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 19,257,234
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 6,000,000 5,884,233
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 6,043,253
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 31,503,628
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 10,000,000 10,697,232

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... $ 15,000,000 $ 16,045,848
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 34,929,186
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 13,307,104
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 15,452,430
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 10,798,128
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/36 ........................ 10,000,000 10,933,838
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/38 ........................ 10,000,000 10,894,089
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 12,115,546
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 13,242,399
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 20,034,361
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 10,084,900
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 7,799,011
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 46,765,104
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 30,117,968
New York State Dormitory Authority ,
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 21,154,328
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 26,699,316
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 4%, 3/15/48 5,000,000 5,039,129
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 10,857,264
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/39 ................. 13,270,000 14,693,405
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/37 ........ 25,000,000 27,787,200
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 21,210,000 23,539,225
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 16,000,000 17,692,901
State of New York Sales Tax, Revenue, 2018 E, 5%, 3/15/46 ................. 73,125,000 80,637,409
State of New York Sales Tax, Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ...... 5,000 5,832
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 19,743,532
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 9,521,952
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/51 12,115,000 12,104,177
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 37,410,337
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/34 .......................... 5,560,000 5,786,444
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 21,460,000 21,625,918
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 5,820,000 6,137,968
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 3,540,000 3,688,776
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/33 ............. 7,500,000 8,220,070
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 20,763,084
Revenue, 218, 4%, 11/01/47 ......................................... 13,500,000 13,383,464
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue, Senior Lien , 2022 A , Refunding , 5% , 5/15/57 ........... 8,375,000 9,372,514
984,321,587
North Carolina 1.1%
County of Wake , GO , 2010 C , Refunding , 5% , 3/01/25 .......................
21,780,000 23,618,524
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,662,024
North Carolina Eastern Municipal Power Agency , Revenue , 1993 B , ETM, 6.25% ,
1/01/23 ......................................................... 39,030,000 39,802,587
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,298,793
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/33 ...................... 25,000,000 17,739,198

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Turnpike Authority, (continued)
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/34 ...................... $ 15,000,000 $ 10,165,203
Revenue, 2009 B, AGMC Insured, Zero Cpn ., 1/01/35 ...................... 15,215,000 9,847,064
109,133,393
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/33 .. 2,000,000 2,216,229
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 3,500,000 3,863,983
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 1,811,584
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 .. 3,625,000 3,604,382
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 1,575,000 1,560,862
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 2,300,000 2,269,529
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/40 .. 3,375,000 3,314,042
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 1,875,000 1,827,023
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 10,172,501
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 9,727,430
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 5,956,675
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 10,802,526
57,126,766
Ohio 2.6%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 3,945,366
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 5,731,004
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,157,919
Revenue, 2015 A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,575,153
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 20,000,000 21,276,600
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 19,226,569
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 4,349,791
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 20,409,496
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 7,325,501
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,833,777
County of Franklin ,
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 10,410,000 9,945,615
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 10,461,739
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 10,678,767
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 11,584,417
County of Hamilton , UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 .....
7,500,000 7,966,315
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 10,290,181
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 10,171,172
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2021 A, Refunding, 4%, 12/01/44 .... 6,815,000 6,901,356
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,398,279
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,219,901
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,590,421
Ohio State University (The) , Revenue , 2013 A , 5% , 6/01/38 ....................
10,000,000 10,172,457
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 21,974,636

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission, (continued)
Revenue, Junior Lien, 2013 A-4, Zero Cpn ., 2/15/35 ........................ $ 35,000,000 $ 40,672,538
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 6,687,793
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/46 .. 10,000,000 9,968,151
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 632,284
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 836,357
271,983,555
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,451,714
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 4,972,375
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
40,000 40,616
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,641,153
13,105,858
Oregon 1.4%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 12,980,046
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 4,317,306
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 22,036,630
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,707,314
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 6,630,000 7,093,319
Airport, Revenue, Twenty Seven A, 5%, 7/01/37 ........................... 10,550,000 11,651,514
Airport, Revenue, Twenty-Eight, 5%, 7/01/52 ............................. 6,000,000 6,544,313
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 12,450,000 13,406,555
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 17,957,582
State of Oregon ,
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 5,080,000 5,173,490
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 4,695,000 4,708,323
University of Oregon ,
Revenue, 2018 A, 5%, 4/01/48 ........................................ 14,500,000 15,883,990
Revenue, 2020 A, 5%, 4/01/50 ........................................ 15,000,000 16,710,441
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/41 ....................................... 5,725,000 2,661,659
GO, 2018 A, Zero Cpn ., 6/15/42 ....................................... 5,900,000 2,612,696
GO, 2018 A, Zero Cpn ., 6/15/43 ....................................... 5,500,000 2,315,762
147,760,940
Pennsylvania 1.5%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,171,623
City of Philadelphia , Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ...........
1,500,000 1,466,478
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,917,954
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 22,841,687
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 5,472,812
Revenue, 2016, 5%, 11/01/46 ........................................ 10,315,000 11,203,885

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ $ 5,000,000 $ 5,214,345
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 440,000 431,895
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 327,837
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 3,300,000 2,840,289
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/52 .... 13,785,000 12,942,783
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 4,539,212
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 581,549
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,074,989
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 9,335,814
Pennsylvania Economic Development Financing Authority , UPMC Obligated Group ,
Revenue , 2022 A , Refunding , 4% , 2/15/40 ............................... 5,240,000 5,260,073
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 5,711,594
Revenue, 2020 B, 5%, 12/01/45 ....................................... 7,000,000 7,741,055
Philadelphia Gas Works Co. , Revenue , Sixteenth A , AGMC Insured , 4% , 8/01/45 ...
4,000,000 4,030,431
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 6,893,167
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,364,093
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 11,060,738
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 18,565,348
151,989,651
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 5,721,328
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,357
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,391
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,121,906
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,309,658
9,403,640
South Carolina 1.6%
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,186,842
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,278,160
County of Greenwood ,
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/37 ............ 8,465,000 8,603,385
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/39 ............ 1,195,000 1,211,325
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,044,202
South Carolina Jobs-Economic Development Authority ,
d
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 23,630,000 19,643,574
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 22,470,000 18,659,394
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-2, 4.75%, 12/01/26 ........... 2,115,000 1,995,500
d
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn ., 6/01/37 17,900,000 12,311,949
d
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn ., 6/01/52 32,000,000 21,779,843

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... $ 20,000,000 $ 21,357,264
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 15,907,775
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 10,000,000 10,724,219
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 11,031,641
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,448,035
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,433,706
160,616,814
South Dakota 1.0%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/61 ...................................................... 4,855,000 4,070,315
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,185,603
South Dakota Health & Educational Facilities Authority ,
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,733,062
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 9,971,954
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 53,885,679
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 11,096,057
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 10,520,487
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 6,024,390
103,487,547
Tennessee 3.1%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,022,522
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,926,371
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,386,413
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,574,068
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, 5%, 4/01/36 ...... 3,885,000 4,019,958
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 5%,
4/01/36 ........................................................ 115,000 124,211
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 24,265,000 24,155,960
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 4%,
4/01/41 ........................................................ 735,000 774,280
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, 5%, 4/01/41 .... 2,255,000 2,400,539
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
4/01/41 ........................................................ 115,000 133,417
City of Knoxville ,
Wastewater System, Revenue, 2015 A, Refunding, 4%, 4/01/42 ............... 5,000,000 5,016,715
Wastewater System, Revenue, 2021 A, Refunding, 4%, 4/01/33 ............... 1,000,000 1,113,470
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 2,241,811
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,045,261
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 907,616

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
$ 1,775,000 $ 1,516,750
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,793,061
County of Hamilton , GO , 2020 A , Refunding , 4% , 1/01/51 .....................
1,000,000 1,026,124
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,828,243
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,088,459
Hallsdale -Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 ..........
1,380,000 1,413,542
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,612,566
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 504,504
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,996,510
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,906,074
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 4,006,958
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 40,000,000 41,848,944
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,096,558
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,372,321
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 839,611
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 10,592,913
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 11,595,291
Revenue, 2021 A, 5%, 7/01/31 ........................................ 500,000 573,424
Revenue, 2021 A, 5%, 7/01/40 ........................................ 3,000,000 3,274,403
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 3,500,000 3,101,132
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 7,624,745
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 1,050,000 962,226
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 6,860,000 5,920,944
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,316,887
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2014 A, 5%, 5/15/39 ................................. 4,000,000 4,178,762
Electric, Revenue, 2021 A, 5%, 5/15/46 ................................. 1,000,000 1,140,903
Sports Authority, Revenue, 2013 A, Pre-Refunded, 5%, 8/01/38 ............... 3,000,000 3,103,454
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 12,855,000 14,144,030
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 23,941,705
Water & Sewer, Revenue, 2017 B, 5%, 7/01/46 ........................... 15,925,000 17,521,873
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2015 A, 5%, 7/01/45 ........................................ 4,000,000 4,224,739
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 21,487,056
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 2,918,354
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,296,158
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,796,939
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,085,926
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,831,166
Tennessee Housing Development Agency ,
Revenue, 2013 1-C, 4%, 7/01/43 ...................................... 805,000 807,700
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 645,000 647,965
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,045,000 1,035,876
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 5,840,000 5,916,043

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Tennessee State School Bond Authority , Revenue , 2017 A , 5% , 11/01/47 ..........
$ 15,000,000 $ 16,404,813
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,044,534
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,632,015
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 811,528
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 1,041,447
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 .............
2,500,000 2,784,130
318,451,918
Texas 9.4%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 5,282,156
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2015 A, Pre-Refunded, 5%, 1/01/45 ................... 5,000,000 5,464,040
Revenue, Sub. Lien, 2021 C, 5%, 1/01/27 ............................... 15,000,000 16,265,904
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 10,444,708
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,160,119
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 20,548,510
Revenue, First Tier, 2012 A, Pre-Refunded, BAM Insured, 5%, 8/15/41 .......... 25,665,000 25,698,536
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 20,256,862
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 10,588,201
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 20,400,032
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,192,545
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,224,636
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 14,051,590
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,892,460
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,100,422
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,490,000 1,200,736
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , Pre-
Refunded , 5% , 2/01/38 ............................................. 10,000,000 10,171,865
City of San Marcos , Electric Utility System , Revenue , 2013 , Pre-Refunded , BAM
Insured , 5% , 11/01/33 .............................................. 6,300,000 6,356,297
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,406,129
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 105,083
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 115,968
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 115,512
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 97,847
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 97,680
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... 600,000 627,393
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 717,595
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 664,007
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,337,774
d
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 31,000,000 25,471,813
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 16,241,094
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 21,762,888
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,160,229
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn ., 10/01/45 .................................. 10,000,000 10,743,784

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Grand Parkway Transportation Corp., (continued)
Revenue, 2018 A, 5%, 10/01/48 ....................................... $ 7,720,000 $ 8,452,661
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,774,996
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 31,339,731
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, 5%, 7/01/45 15,000,000 15,764,336
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... 6,000,000 6,686,176
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020 A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 3,972,075
Revenue, Third Lien, 2004 A-3, NATL Insured, Zero Cpn ., 11/15/37 ............ 6,300,000 2,642,039
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Pre-Refunded, 5.25%, 12/01/38 ................. 5,000,000 5,225,956
Revenue, Senior Lien, 2013, Pre-Refunded, 5%, 12/01/43 ................... 5,000,000 5,209,601
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... 3,800,000 3,338,767
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 142,922
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 144,618
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 141,994
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 149,658
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 298,515
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 307,743
GO, 2021, 3%, 9/01/41 ............................................. 375,000 302,604
GO, 2021, 3%, 9/01/46 ............................................. 750,000 569,159
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 930,104
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,625,000 10,144,701
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 32,728,575
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 10,181,911
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 10,834,525
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,409,279
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,500,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 5,553,209
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 10,896,037
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 217,666
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 14,400,000 13,087,906
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,732,400
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 17,319,972
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 20,410,028
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 19,803,513
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 10,544,353
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 10,511,777
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 20,000,000 21,705,438
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 36,084,166
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 27,786,595
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 10,664,661

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
North Texas Tollway Authority, (continued)
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 $ 25,250,000 $ 27,017,399
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/37 .... 7,500,000 3,764,161
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/43 .... 7,500,000 2,399,079
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 33,311,230
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,328,944
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 13,705,000 13,115,382
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 3,765,000 3,547,146
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 1,035,000 959,893
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 36,567,967
San Antonio Water System ,
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/43 ...................... 12,000,000 13,253,450
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/48 ...................... 10,000,000 10,984,332
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,007,206
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,004,093
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 24,987,869
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 10,678,159
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, Refunding,
5.25%, 12/01/39 ................................................. 10,000,000 10,428,975
Hendrick Medical Center Obligated Group, Revenue, 2013, Pre-Refunded, 5.5%,
9/01/43 ........................................................ 5,350,000 5,571,759
Texas Health Resources Obligated Group, Revenue, 2015 A, 5%, 11/15/52 ...... 5,000,000 5,220,434
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , FGIC Insured , ETM, 6% , 9/01/24 .................... 2,670,000 2,798,742
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 12,715,000 13,943,338
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 7,250,000 8,001,363
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,750,000 3,040,777
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/48 ...... 6,250,000 1,741,497
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/49 ...... 5,000,000 1,318,422
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn ., 8/01/50 ...... 5,500,000 1,373,299
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 25,637,015
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 16,570,479
d
Town of Little Elm ,
Valencia Public Improvement District, Special Assessment, 144A, 2021, 3.125%,
9/01/41 ........................................................ 708,000 558,410
Valencia Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/47 831,000 743,552
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,081,462
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... 790,000 664,344
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 495,940
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 1,222,838
963,813,738
Utah 1.2%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 2,678,323
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 10,256,889

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. $ 25,000,000 $ 26,558,307
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 10,862,584
Airport, Revenue, 2021 A, 5%, 7/01/46 .................................. 5,000,000 5,449,551
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,099,437
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 22,732,799
Revenue, 2018 A, 5%, 8/01/44 ........................................ 12,240,000 13,703,842
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 540,396
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 354,400
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 529,484
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 464,788
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,309,814
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,404,118
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,257,730
Revenue, 2022, 5%, 10/15/46 ........................................ 3,650,000 3,727,800
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 10,921,003
118,851,265
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,397,316
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,317,682
9,714,998
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,145,269
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2020 A , 5.25% , 7/01/60 ............................................. 25,000,000 28,392,540
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 13,996,409
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,548
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 7,500,000 7,950,889
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ 5,520,000 5,534,459
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 4,000,000 3,858,180
61,948,294
Washington 2.5%
Align Capital Trust , Revenue , 2020-4A , 3.75% , 7/01/43 .......................
10,482,247 9,874,630
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 23,077,879
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 11,076,578
County of King , Sewer , Revenue , 2017 , Refunding , 5% , 7/01/49 ................
12,000,000 13,201,608
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,013
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 5,436,424
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 5,350,820
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 6,406,132
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/43 ........................................ 15,500,000 16,821,639
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 3,915,709

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Port of Seattle, (continued)
Revenue, 2021 C, Refunding, 5%, 8/01/46 ............................... $ 11,915,000 $ 12,919,469
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 31,999,666
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,597,494
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,179,154
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/29 ....................................................... 250,000 283,904
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/30 ....................................................... 265,000 302,441
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/33 ....................................................... 250,000 278,347
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/34 ....................................................... 300,000 280,731
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/40 ....................................................... 870,000 877,876
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/45 ....................................................... 1,200,000 1,194,191
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/48 ....................................................... 910,000 897,382
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 25,068,495
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,213,647
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, 5%, 10/01/41 .. 9,685,000 9,920,880
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 315,000 335,229
Seattle Children's Hospital Obligated Group, Revenue, 2015 B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 15,855,987
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,994,593
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 14,856,671
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 21,633,628 20,549,879
d
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,965,000 2,462,916
253,235,384
West Virginia 0.7%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,099,252
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 13,803,734
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019 A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,266,117
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 7,351,273
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 10,640,399
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 21,713,135
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,546,174
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 5,920,169
69,340,253
Wisconsin 3.0%
Public Finance Authority ,
d
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 21,085,631 17,325,664

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... $ 3,750,000 $ 3,168,272
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,302,613
d
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 39,000,000 32,245,208
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 4,711,866
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 5,198,661
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 2,016,346
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 1,703,776
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 10,000,000 10,455,275
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 900,775
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 10,000,000 8,106,478
d
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 42,800,000 42,468,360
d
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 24,375,000 21,196,317
RED River Valley Alliance LLC, Revenue, 2021, 4%, 3/31/56 ................. 21,750,000 18,574,757
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 13,388,620
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 4,689,397
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 5,030,303
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 11,980,000 11,105,196
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 2,000,000 1,788,821
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 1,192,319
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 10,000 8,806
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ 6,000,000 5,085,586
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 1,010,000 946,280
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 1,938,645
c,d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 29,600,000 25,335,487
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn .,
12/15/45 ........................................................ 20,000,000 7,620,252
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 12,045,000 12,112,272
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 15,087,993
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 20,835,516
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... 5,200,000 4,491,055
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,400,000 1,157,234
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 516,570
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 487,607
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 440,422
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 743,636
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 722,113

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
e
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ $ 650,000 $ 589,850
Thedacare , Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 5,213,853
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 840,941
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,233,498
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,606,556
313,583,196
U.S. Territories 3.1%
District of Columbia 2.2%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... 25,000,000 27,920,270
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,152,913
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,015,985
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,972,341
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 21,791,284
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 26,146,293
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,239,232
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 7,096,953
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 1,000,000 1,019,918
International School Obligated Group, Revenue, 2019, 5%, 7/01/54 ............ 1,905,000 1,936,292
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 4,590,000 4,786,859
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 27,532,245
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/44 ....................... 17,500,000 19,035,838
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 15,000,000 16,227,366
Dulles Toll Road, Revenue, Second Lien, 2009 C, Pre-Refunded, AGMC Insured,
6.5%, 10/01/41 .................................................. 25,000,000 29,706,860
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 12,929,402
229,510,051
Puerto Rico 0.9%
PR Custodial Trust , Revenue , 2002 A , 5.5% , 7/01/29 .........................
3,590,977 3,755,280
Puerto Rico Electric Power Authority ,
f
Revenue, 2012 A, 5%, 7/01/42 ........................................ 18,925,000 15,518,500
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 5,780,000 5,902,489
f
Revenue, XX, 5.25%, 7/01/40 ........................................ 15,000,000 12,300,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 2,725,000 2,784,701
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 160,000 162,678
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 2,500,000 2,619,119
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,385,000 2,441,425
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 11,980,000 12,242,941
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 7,430,000 7,547,471
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 14,485,000 14,645,188
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,900,000 4,031,318
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 7,346,000 7,428,064

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... $ 5,593,000 $ 5,591,486
96,970,660
Total U.S. Territories .................................................................... 326,480,711
Total Municipal Bonds (Cost $10,260,620,491) ..................................
10,168,821,867
Total Long Term Investments (Cost $10,274,376,224) ............................
10,182,343,332
a
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Wisconsin 0.4%
g
Wisconsin Health & Educational Facilities Authority , Froedtert Health, Inc. Obligated
Group , Revenue , 2021 A , Refunding , Daily VRDN and Put , 1.96% , 4/01/35 ...... 36,100,000 36,100,000
Total Municipal Bonds (Cost $36,100,000) ......................................
36,100,000
Total Short Term Investments (Cost $36,100,000 ) ................................
36,100,000
a
Total Investments (Cost $10,310,476,224) 99.4% ................................
$10,218,443,332
Other Assets, less Liabilities 0.6% .............................................
65,054,657
Net Assets 100.0% ...........................................................
$10,283,497,989
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2022, the aggregate value of these securities was $747,815,642, representing 7.3% of net assets.
e
Security purchased on a when-issued basis.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2022, the Fund held investments in affiliated management investment companies as follows:

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 1,993,245 $ — $ — $ — $ 28,220 $ 2,021,465 83,000 $ —
Total Affiliated Securities ... $1,993,245 $— $— $— $28,220 $2,021,465 $—
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 2,021,465 $ — $ — $ 2,021,465
Corporate Bonds ........................ — — 11,500,000 11,500,000
Municipal Bonds ......................... — 10,168,821,867 — 10,168,821,867
Short Term Investments ................... — 36,100,000 — 36,100,000
Total Investments in Securities ........... $2,021,465 $10,204,921,867 $11,500,000 $10,218,443,332
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
GNMA
Government National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.